TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Tax-Managed DFA International Value Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Tax-Managed DFA International Value Portfolio is to achieve long-term capital appreciation while minimizing federal income taxes on returns.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of Tax-Managed DFA International Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO Tax-Managed DFA International Value Portfolio
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO Tax-Managed DFA International Value Portfolio
Management Fee	0.50%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.53%

Example
This Example is meant to help you compare the cost of investing in the Tax-Managed DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO Tax-Managed DFA International Value Portfolio	54	170	296	665

Portfolio Turnover
The Tax-Managed DFA International Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tax-Managed DFA International Value Portfolio’s performance. During the most recent fiscal year, the Tax-Managed DFA International Value Portfolio’s portfolio turnover rate was 12% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Advisor’s tax management strategies for the Tax-Managed DFA International Value Portfolio are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

The Tax-Managed DFA International Value Portfolio, using a market capitalization weighted approach, generally purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The Tax-Managed DFA International Value Portfolio intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. As of December 31, 2013, for the Tax-Managed DFA International Value Portfolio, the lowest minimum market capitalization of a large company in any country or region in which the Portfolio invests was $1,628 million. This threshold will change due to market conditions.

The Tax-Managed DFA International Value Portfolio also may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Tax-Managed DFA International Value Portfolio may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Tax-Managed DFA International Value Portfolio may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Tax-Managed DFA International Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Tax-Managed DFA International Value Portfolio does not hedge foreign currency risk.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed mutual funds. The Advisor anticipates that performance of the Tax-Managed DFA International Value Portfolio may deviate from that of non-tax managed mutual funds.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Tax-Managed DFA International Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Tax-Managed DFA International Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the Tax-Managed DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Tax-Managed DFA International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Tax-Managed DFA International Value Portfolio Total Returns (%)

January 2004-December 2013
Highest Quarter	Lowest Quarter
33.74 (4/09-6/09)	-22.81 (7/11-9/11)

Periods ending December 31, 2013 Annualized Returns (%)
Average Annual Total Returns TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO	One Year	Five Years	Ten Years
Tax-Managed DFA International Value Portfolio	22.65%	12.53%	8.19%
Tax-Managed DFA International Value Portfolio Return After Taxes on Distributions	22.08%	12.22%	7.64%
Tax-Managed DFA International Value Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares	13.51%	10.32%	7.08%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	21.02%	12.49%	7.07%